UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09090

AMERISTOCK MUTUAL FUND, INC.
(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145, Alameda, California		94502
(Address of principal executive offices)		(Zip code)

Nicholas D. Gerber 1320 Harbor Bay Parkway, Suite 145 Alameda, California 94502
(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, DC 20004-2415

Registrant's telephone number, including area code:		(510) 522-3336

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2008

Item 1 – Schedule of Investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

					Market
Industry		Company	Symbol	Shares	Value
Common Stocks	98.15%

Banking	12.82%
		Bank of America Corp.	BAC	363,754	$12,731,390
		CitiGroup Inc.	C	431,816	8,856,546
		PNC Financial Services Group Inc.	PNC	189,686	14,169,544
Capital Goods	2.96%
		Caterpillar Inc.	CAT	42,400	2,527,040
		General Electric Co.	GE	224,905	5,735,078
Chemicals & Fertilizer	4.50%
		Dow Chemical Co.	DOW	188,880	6,002,606
		Du Pont de Nemours & Co.	DD	162,600	6,552,780
Consumer Staples	15.18%
		Coca-Cola Co.	KO	140,380	7,423,294
		Colgate-Palmolive Co.	CL	99,500	7,497,325
		Pepsico Inc.	PEP	108,960	7,765,579
		Procter & Gamble Co.	PG	106,200	7,401,078
		Sara Lee Corp.	SLE	969,800	12,248,574
Diversified	2.14%
		3M Co.	MMM	87,520	5,978,491
Diversified Financial Services	3.81%
		American Express Co.	AXP	300,000	10,629,000
Electronics	13.94%
		Dell Inc.(a)	DELL	559,700	9,223,856
		Intel Corp.	INTC	669,160	12,533,367
		International Business Machines Corp.	IBM	60,600	7,087,776
		Texas Instruments Inc.	TXN	467,000	10,040,500
Food	4.22%
		Kellogg Co.	K	210,000	11,781,000
Healthcare	6.28%
		Johnson & Johnson	JNJ	88,680	6,143,750
		Merck & Co. Inc.	MRK	162,940	5,142,386
		Pfizer Inc.	PFE	337,680	6,226,820
Insurance	5.00%
		The Progressive Corp.	PGR	802,000	13,954,800
Iron-Steel	2.82%
		Nucor Corp.	NUE	199,000	7,860,500
Oil & Gas	6.38%
		BP PLC (ADR)(b)	BP	111,308	5,584,322
		ChevronTexaco Corp.	CVX	63,228	5,215,045
		Exxon Mobil Corp.	XOM	90,200	7,004,933
Retailing	7.39%
		Home Depot Inc.	HD	255,595	6,617,355
		Lowe’s Cos. Inc.	LOW	591,000	14,000,790
Software	4.75%
		Broadridge Financial Solutions Inc.	BR	14,400	221,616
		Microsoft Corp.	MSFT	487,560	13,012,976
Telecommunications	5.96%
		AT&T Inc.	T	210,343	5,872,777
		Cisco Systems Inc.(a)	CSCO	226,000	5,098,560
		Fairpoint Communications Inc.	FRP	4,051	35,122
		Verizon Communications Inc.	VZ	174,809	5,609,621
Total Common Stocks	98.15%	(Cost $303,440,769)			$273,786,197

Short-Term Bank Debt Instruments	1.83%
		Bank of America - London
		3.47%, due 10/1/08	1,123,187	$1,123,187
		BB&T Co. - Grand Cayman
		3.47%, due 10/1/08	2,000,000	2,000,000
		Citibank - London
		3.47%, due 10/1/08	2,000,000	2,000,000
Total Short-Term Bank Debt Instruments	1.83%	(Cost $5,123,187)		$5,123,187
Total Investments	99.98%	(Cost $308,563,956)		$278,909,384
Other Assets in Excess of Liabilities	0.02%			44,742
Net Assets	100.00%	Equivalent to $35.26 per share on 7,911,234 shares of Capital Stock Outstanding		$278,954,126

(a) Non-Income Producing Security

(b) ADR - American Depositary Receipt

See Notes to Schedule of Investments.

AMERISTOCK FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Ameristock Mutual Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, organized as a corporation under the laws of the State of Maryland on June 15, 1995. The Fund’s investment objective is to seek total return through capital appreciation and current income by investing primarily in equity securities, and under normal market conditions the Fund will invest at least 80% of the value of its net assets in common stocks. The authorized capital stock of the Fund consists of 100 million shares of common stock, par value $.005 per share.

SECURITY VALUATION

Investments in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (NYSE). If on a particular day an exchange-listed security does not trade, then the mean between the closing bid and asked prices will be used. In the case of securities listed on more than one national securities exchange the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded should be used. If there were no sales on that exchange, the last quoted sale on the other exchange should be used.

For securities that are traded on NASDAQ, the NASDAQ Official Closing Price or NASDAQ Closing Cross price is used, whichever is available. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price, Official Closing Price or Closing Cross price is not available, then the mean between the closing bid and asked price will be used.

Debt securities are valued by using market quotations or a matrix method provided by the Fund’s pricing service.  If prices are not available from the pricing service, then quotations will be obtained from broker/dealers and the securities will be valued at the mean between the bid and the offer.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.

Security transactions are recorded on the dates transactions are entered into, which is the trade date.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

The net unrealized appreciation/depreciation of investments based on federal tax cost as of September 30, 2008 was as follows:

Gross Appreciation (excess of value over tax cost)	$28,103,743
Gross Depreciation (excess of tax cost over value)	(57,758,315)
Net Unrealized Depreciation	$(29,654,572)
Cost of Investments for Income Tax Purposes	$308,563,956

3.  FAS 157 MEASUREMENT

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. FAS 157 defines fair value, establishes a three-tier hierarchy of fair value measurements, and requires disclosure about these valuation measurements.

FAS 157 - Disclosure of Hierarchy Levels

The three-tier hierarchy is summarized as follows:

1)      Level 1 - quoted prices in active markets for identical securities

2)      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

3)      Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$273,786,197	$—
Level 2 - Other Significant Observable Inputs	5,123,187	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$278,909,384	$—

* Other financial instruments include futures, forwards and swap contracts.

Item 2 - Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                                There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

A certification of the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, is attached as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERISTOCK MUTUAL FUND, INC.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	November 26, 2008

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